Financial Assets and Liabilities - Summary of Development in Borrowings Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	€ 856,616	€ 644,265
Repayments	(44,613)	(26,496)
Net proceeds	0	134,158
Additions	78,517	861
Remeasurements	10	(11,248)
Accretion of interest	80,433	65,419
Foreign exchange translation	(99,177)	49,657
End of year	871,786	856,616
Borrowings (excluding lease liabilities) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	763,586	545,472
Repayments	(29,065)	(11,819)
Net proceeds	0	134,158
Remeasurements	10	(11,248)
Accretion of interest	76,247	62,116
Foreign exchange translation	(90,516)	44,907
End of year	720,262	763,586
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	93,030	98,793
Repayments	(15,548)	(14,677)
Net proceeds		0
Additions	78,517	861
Accretion of interest	4,186	3,303
Foreign exchange translation	(8,661)	4,750
End of year	€ 151,524	€ 93,030